SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Funding, Liquidity Facilities and Subordinated Interests (Details) $ in Billions	12 Months Ended
	Dec. 31, 2016 USD ($) trust	Dec. 31, 2015 USD ($)
Funding, Liquidity Facilities and Subordinated Interests
Number of trusts to hold securitized credit card receivables | trust	2
Citibank Credit Card Master Trust (Master Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	2 years 6 months 25 days	2 years 4 months 25 days
Term notes issued to third parties	$ 21.7	$ 28.4
Term notes retained by Citigroup affiliates	5.5	7.5
Total Trust liabilities	$ 27.2	$ 35.9
Citibank OMNI Master Trust (Omni Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	1 year 11 months	11 months
Term notes issued to third parties	$ 1.0	$ 1.3
Term notes retained by Citigroup affiliates	1.9	1.9
Total Trust liabilities	$ 2.9	$ 3.2